Note 6 - Investments in Equity Method Investees (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Appiaries [Member] USD ($)	Mar. 31, 2014 Appiaries [Member] JPY (¥)	Mar. 31, 2014 Stratosphere [Member] Other Assets [Member] USD ($)	Mar. 31, 2014 Stratosphere [Member] Other Assets [Member] JPY (¥)	Mar. 31, 2014 Equity Method Investee [Member] USD ($)	Mar. 31, 2014 Equity Method Investee [Member] JPY (¥)
Note 6 - Investments in Equity Method Investees (Details) [Line Items]
Notes, Loans and Financing Receivable, Net, Noncurrent							$ 194	¥ 20,000
Payments to Acquire Equity Method Investments	1,941	199,920	100,000	24,647	1,941	199,920
Equity Method Investment, Summarized Financial Information, Assets									$ 523	¥ 53,841